Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	ENBRIDGE INC
Entity Central Index Key	0000895728
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY